Income Taxes (Components of Net Deferred Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets, Net [Abstract]
Net operating loss carry forwards	$ 33,208	$ 43,108
Accrued and other liabilities	20,425	21,520
Inventories	4,798	5,117
Allowance for bad debts	1,155	2,351
Currency revaluation	510	399
Depreciation and amortization	3,616	2,132
Capital lease	1,128	1,925
Tax credits	3,347	1,774
Unremitted profits and earnings	0	0
Intangibles	1,030	4,698
Equity awards	14,209	11,812
Interest	38,013	25,801
Convertible debt	10,055	0
Other	1,901	2,687
Valuation allowance	(602)	(621)
Deferred tax assets, total	132,793	122,703
Deferred Tax Liabilities, Net [Abstract]
Net operating loss carry forwards	0	0
Accrued and other liabilities	0	0
Inventories	(1,358)	(1,304)
Allowance for bad debts	(483)	(1,016)
Currency revaluation	(211)	(57)
Depreciation and amortization	(10,645)	(7,260)
Capital lease	0	0
Tax credits	0	0
Unremitted profits and earnings	(1,064)	(1,150)
Intangibles	(199,677)	(211,435)
Equity awards	0	0
Interest	0	0
Convertible debt	0	0
Other	(2,108)	(2,063)
Valuation allowance	0	0
Deferred tax liability, total	(215,546)	(224,285)
Net deferred tax liability	$ (82,753)	$ (101,582)